Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended
	Sep. 09, 2014	Mar. 14, 2013	Feb. 23, 2012	Feb. 21, 2012	Jan. 31, 2011	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2013
Related Party Transaction [Line Items]
Short-term notes payable						$ 1,474,122	$ 1,022,364	$ 772,334
Long-term notes payable						10,546,942	8,627,129	$ 2,259,081
Related Party Transactions [Member]
Related Party Transaction [Line Items]
Short-term notes payable						1,907,971	1,362,605
Long-term notes payable						10,588,942	8,669,129
Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mrs. Masjedi [Member]
Related Party Transaction [Line Items]
Note, principal balance					$ 150,000	75,567	75,692
Note, interest rate					3.00%
Debt maturity date					Dec. 31, 2022
Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance				$ 10,000		10,000	10,000
Note, interest rate				5.00%
Debt maturity date				Dec. 31, 2022
Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance			$ 10,000			10,000	10,000
Note, interest rate			8.00%
Debt maturity date			Dec. 31, 2022
Promissory Note [Member] | Snobar Holdings, Inc [Member] | Azizollah Masjedi [Member]
Related Party Transaction [Line Items]
Note, principal balance						358,282			$ 500,000
Unsecured Promissory Note One [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance		$ 10,000				6,000	6,000
Note, interest rate		5.00%
Debt maturity date		Dec. 31, 2022
Maturity date description		An original maturity date of March 14, 2014, subsequently extended to December 31, 2022 with a lower interest rate of 2%/year.
Unsecured Promissory Note One [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Note, interest rate		2.00%
Second Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance	$ 6,000
Note, interest rate	2.00%
Debt maturity date	Dec. 31, 2022
Third Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance	$ 10,000
Note, interest rate	2.00%
Debt maturity date	Dec. 31, 2022
Second and Third Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance						$ 16,000	$ 16,000